NATIONWIDE

VARIABLE

ACCOUNT-5

Annual Report

to

Contract Owners

December 31, 2008

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

NATIONWIDE VARIABLE ACCOUNT-5

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2008

Assets:
Investments at fair value:
American Century VP - Balanced Fund - Class I (ACVB)
6,509 shares (cost $44,424 )	$34,366
American Century VP - Capital Appreciation Fund - Class I (ACVCA)
35,707 shares (cost $309,466 )	283,513
Dreyfus Stock Index Fund, Inc. - Initial Class (DSIF)
6,802 shares (cost $176,060 )	156,313
Fidelity(R) VIP - Equity-Income Portfolio - Initial Class (FEIP)
46,801 shares (cost $1,063,644 )	616,834
Nationwide VIT - Government Bond Fund - Class I (GBF)
10,927 shares (cost $128,509 )	131,239
Nationwide VIT - Money Market Fund - Class I (SAM)
55,859 shares (cost $55,859 )	55,859
Nationwide VIT - Nationwide Fund - Class I (TRF)
35,335 shares (cost $351,520 )	230,385
Neuberger Berman AMT - Balanced Portfolio - Class I (AMBP)
24,289 shares (cost $231,995 )	184,114

Total Investments	1,692,623
Accounts Receivable - Nationwide VIT - Government Bond Fund - Class I (GBF)	5,478
Accounts Receivable - Neuberger Berman AMT - Balanced Portfolio - Class I (AMBP)	3,784
Other Receivables	3,557

Total Assets	$1,705,442

Contract Owners’ Equity:
Accumulation units	1,686,548
Contracts in payout (annuitization) period	18,894

Total Contract Owners’ Equity (note 5)	$1,705,442

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-5

STATEMENTS OF OPERATIONS

Year Ended December 31, 2008

Investment Activity:	Total	ACVB	ACVCA	DSIF	FEIP	GBF	SAM	TRF

Reinvested dividends	$52,416	1,018	-	4,918	22,794	5,566	3,432	4,912
Mortality and expense risk charges (note 2)	(34,532)	(519)	(5,943)	(3,121)	(12,783)	(1,733)	(2,151)	(4,575)

Net investment income (loss)	17,884	499	(5,943)	1,797	10,011	3,833	1,281	337

Proceeds from mutual fund shares sold	612,660	2,391	153,835	37,915	171,406	15,759	120,819	45,899
Cost of mutual fund shares sold	(588,890)	(2,563)	(94,785)	(38,335)	(214,138)	(16,493)	(120,819)	(47,652)

Realized gain (loss) on investments	23,770	(172)	59,050	(420)	(42,732)	(734)	-	(1,753)
Change in unrealized gain (loss) on investments	(1,327,252)	(12,782)	(349,680)	(108,042)	(487,347)	3,983	-	(229,816)

Net gain (loss) on investments	(1,303,482)	(12,954)	(290,630)	(108,462)	(530,079)	3,249	-	(231,569)

Reinvested capital gains	97,434	2,951	37,796	-	1,065	-	-	55,622

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,188,164)	(9,504)	(258,777)	(106,665)	(519,003)	7,082	1,281	(175,610)

Investment Activity:	AMBP

Reinvested dividends	$9,776
Mortality and expense risk charges (note 2)	(3,707)

Net investment income (loss)	6,069

Proceeds from mutual fund shares sold	64,636
Cost of mutual fund shares sold	(54,105)

Realized gain (loss) on investments	10,531
Change in unrealized gain (loss) on investments	(143,568)

Net gain (loss) on investments	(133,037)

Reinvested capital gains	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(126,968)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-5

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2008 and 2007

	Total		ACVB		ACVCA		DSIF

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$17,884	4,580	499	565	(5,943)	(7,706)	1,797	1,162
Realized gain (loss) on investments	23,770	189,374	(172)	4,368	59,050	36,102	(420)	39,855
Change in unrealized gain (loss) on investments	(1,327,252)	22,739	(12,782)	(6,080)	(349,680)	189,614	(108,042)	(23,174)
Reinvested capital gains	97,434	138,393	2,951	3,536	37,796	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,188,164)	355,086	(9,504)	2,389	(258,777)	218,010	(106,665)	17,843

Equity transactions:
Purchase payments received from contract owners (note 3)	10,738	16,550	1,525	927	1,825	3,527	2,160	735
Transfers between funds	-	-	-	-	(87,148)	72,380	-	-
Redemptions (note 3)	(484,497)	(883,680)	(1,831)	(28,327)	(59,080)	(104,989)	(34,498)	(193,468)
Annuity benefits	(3,822)	(6,198)	-	-	(883)	(1,438)	(425)	(939)
Contract maintenance charges (note 2)	(3,867)	(4,367)	(90)	(107)	(340)	(380)	(399)	(467)
Contingent deferred sales charges (note 2)	(1,639)	(465)	(10)	-	(784)	(246)	(50)	(190)
Adjustments to maintain reserves	13,356	1,978	(5)	14	1,648	325	38	(16)

Net equity transactions	(469,731)	(876,182)	(411)	(27,493)	(144,762)	(30,821)	(33,174)	(194,345)

Net change in contract owners’ equity	(1,657,895)	(521,096)	(9,915)	(25,104)	(403,539)	187,189	(139,839)	(176,502)
Contract owners’ equity beginning of period	3,363,337	3,884,433	44,279	69,383	688,603	501,414	296,164	472,666

Contract owners’ equity end of period	$1,705,442	3,363,337	34,364	44,279	285,064	688,603	156,325	296,164

CHANGES IN UNITS:
Beginning units	93,369	117,097	3,457	5,610	19,543	20,445	8,816	14,650
Units purchased	2,199	3,183	126	72	62	2,753	74	22
Units redeemed	(19,424)	(26,911)	(171)	(2,225)	(4,459)	(3,655)	(1,389)	(5,856)

Ending units	76,144	93,369	3,412	3,457	15,146	19,543	7,501	8,816

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-5

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FEIP		GBF		SAM		TRF

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$10,011	5,021	3,833	1,899	1,281	6,089	337	(1,649)
Realized gain (loss) on investments	(42,732)	55,089	(734)	(1,932)	-	-	(1,753)	28,034
Change in unrealized gain (loss) on investments	(487,347)	(158,458)	3,983	3,084	-	-	(229,816)	(13,959)
Reinvested capital gains	1,065	108,476	-	-	-	-	55,622	26,381

Net increase (decrease) in contract owners’ equity resulting from operations	(519,003)	10,128	7,082	3,051	1,281	6,089	(175,610)	38,807

Equity transactions:
Purchase payments received from contract owners (note 3)	2,382	7,658	-	-	-	-	384	368
Transfers between funds	-	(72,380)	87,148	-	-	-	-	-
Redemptions (note 3)	(157,411)	(214,288)	(13,244)	(23,133)	(117,959)	(16,815)	(40,929)	(180,248)
Annuity benefits	(816)	(1,530)	(605)	(594)	-	-	-	-
Contract maintenance charges (note 2)	(1,315)	(1,511)	(114)	(93)	(665)	(652)	(660)	(824)
Contingent deferred sales charges (note 2)	(45)	(9)	(77)	-	(46)	(6)	(57)	(7)
Adjustments to maintain reserves	2,066	452	5,623	634	17	(17)	(63)	(136)

Net equity transactions	(155,139)	(281,608)	78,731	(23,186)	(118,653)	(17,490)	(41,325)	(180,847)

Net change in contract owners’ equity	(674,142)	(271,480)	85,813	(20,135)	(117,372)	(11,401)	(216,935)	(142,040)
Contract owners’ equity beginning of period	1,292,963	1,564,443	50,904	71,039	173,216	184,617	447,344	589,384

Contract owners’ equity end of period	$618,821	1,292,963	136,717	50,904	55,844	173,216	230,409	447,344

CHANGES IN UNITS:
Beginning units	37,484	45,438	1,038	1,532	6,675	7,358	3,867	5,437
Units purchased	79	214	1,758	-	-	-	4	3
Units redeemed	(5,960)	(8,168)	(270)	(494)	(4,540)	(683)	(417)	(1,573)

Ending units	31,603	37,484	2,526	1,038	2,135	6,675	3,454	3,867

(Continued)

NATIONWIDE VARIABLE ACCOUNT-5

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	AMBP

	2008	2007

Investment activity:
Net investment income (loss)	$6,069	(801)
Realized gain (loss) on investments	10,531	27,858
Change in unrealized gain (loss) on investments	(143,568)	31,712
Reinvested capital gains	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(126,968)	58,769

Equity transactions:
Purchase payments received from contract owners (note 3)	2,462	3,335
Transfers between funds	-	-
Redemptions (note 3)	(59,545)	(122,412)
Annuity benefits	(1,093)	(1,697)
Contract maintenance charges (note 2)	(284)	(333)
Contingent deferred sales charges (note 2)	(570)	(7)
Adjustments to maintain reserves	4,032	722

Net equity transactions	(54,998)	(120,392)

Net change in contract owners’ equity	(181,966)	(61,623)
Contract owners’ equity beginning of period	369,864	431,487

Contract owners’ equity end of period	$187,898	369,864

CHANGES IN UNITS:
Beginning units	12,489	16,627
Units purchased	96	119
Units redeemed	(2,218)	(4,257)

Ending units	10,367	12,489

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-5

NOTES TO FINANCIAL STATEMENTS

December 31, 2008 and 2007

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

Nationwide Variable Account-5 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on November 1, 1989. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);

American Century VP - Advantage (ACVA)*

American Century VP - Balanced Fund - Class I (ACVB)

American Century VP - Capital Appreciation Fund - Class I (ACVCA)

Dreyfus Stock Index Fund, Inc. - Initial Class (DSIF)

Portfolios of the Fidelity(R) Variable Insurance Products Fund (Fidelity(R) VIP);

Fidelity(R) VIP - Equity-Income Portfolio - Initial Class (FEIP)

Portfolios of the Nationwide Variable Insurance Trust (Nationwide VIT);

Nationwide VIT - Government Bond Fund - Class I (GBF)

Nationwide VIT - Money Market Fund - Class I (SAM)

Nationwide VIT - Nationwide Fund - Class I (TRF)

Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);

Neuberger Berman AMT - Balanced Portfolio - Class I (AMBP)

*	At December 31, 2008, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued on the closing net asset value per share at December 31, 2008 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on a first in – first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

NATIONWIDE VARIABLE ACCOUNT-5 (NOTES TO FINANCIAL STATEMENTS, Continued)

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standard

In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements (SFAS 157). SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Company adopted SFAS 157 effective January 1, 2008. The adoption of SFAS 157 did not have a material impact on the Account’s financial position or results of operations.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge not to exceed 7% of the purchase payments redeemed. This charge declines 1% per year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. The following additional contract charges are deducted by the Company: (a) an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by redeeming units; and (b) a mortality and expense risk charge assessed through a reduction of the unit value equal to an annualized rate of 1.30%.

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company. Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2008 and 2007, total transfers to the Account from the fixed account were $0 and $2,046, respectively, and total transfers from the Account to the fixed account were $28,087 and $0, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

NATIONWIDE VARIABLE ACCOUNT-5 (NOTES TO FINANCIAL STATEMENTS, Continued)

(4) Fair Value Measurement

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with SFAS 157, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•

Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2008:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	0	$1,692,623	0	$1,692,623

Accounts Receivable of $12,819 are measured at settlement value which approximates the fair value due to the short-term nature of such assets.

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under SFAS 157.

NATIONWIDE VARIABLE ACCOUNT- 5 (NOTES TO FINANCIAL STATEMENTS, Continued)

(5) Financial Highlights

The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and the contract expense rate, investment income ratio and total return for each of the periods in the five year period ended December 31, 2008.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

American Century VP - Balanced Fund - Class I (ACVB)
2008	1.30%	3,412	$10.071610	$34,364	2.53%	-21.37%
2007	1.30%	3,457	12.808596	44,279	2.55%	3.56%
2006	1.30%	5,610	12.367801	69,383	1.92%	8.20%
2005	1.30%	5,941	11.430683	67,909	1.92%	3.57%
2004	1.30%	6,941	11.036175	76,602	1.95%	8.35%
American Century VP - Capital Appreciation Fund - Class I (ACVCA)
2008	1.30%	15,146	18.590776	281,576	0.00%	-46.89%
2007	1.30%	19,543	35.001098	684,026	0.00%	43.90%
2006	1.30%	20,445	24.323239	497,288	0.00%	15.70%
2005	1.30%	21,135	21.022816	444,317	0.00%	20.48%
2004	1.30%	29,337	17.448933	511,900	0.00%	6.19%
Dreyfus Stock Index Fund, Inc. - Initial Class (DSIF)
2008	1.30%	7,501	20.619961	154,670	2.04%	-37.96%
2007	1.30%	8,816	33.236639	293,014	1.83%	3.88%
2006	1.30%	14,650	31.995347	468,732	1.65%	14.00%
2005	1.30%	16,521	28.065915	463,677	1.58%	3.33%
2004	1.30%	22,247	27.160283	604,235	1.68%	9.20%
Fidelity(R) VIP - Equity-Income Portfolio - Initial Class (FEIP)
2008	1.30%	31,603	19.469675	615,300	2.30%	-43.40%
2007	1.30%	37,484	34.399609	1,289,435	1.72%	0.20%
2006	1.30%	45,438	34.329754	1,559,875	3.26%	18.64%
2005	1.30%	51,687	28.937089	1,495,671	1.63%	4.49%
2004	1.30%	58,078	27.692797	1,608,342	1.56%	10.08%
Nationwide VIT - Government Bond Fund - Class I (GBF)
Tax qualified
2008	1.30%	2,394	52.137572	124,817	4.41%	6.32%
2007	1.30%	906	49.038674	44,429	4.45%	5.76%
2006	1.30%	1,400	46.368773	64,916	4.08%	2.00%
2005	1.30%	1,693	45.458911	76,962	3.83%	1.92%
2004	1.30%	2,903	44.600457	129,475	5.45%	1.92%
Non-tax qualified
2008	1.30%	132	52.156832	6,885	4.41%	6.32%
2007	1.30%	132	49.056784	6,475	4.45%	5.76%
2006	1.30%	132	46.385889	6,123	4.08%	2.00%
2005	1.30%	132	45.475702	6,003	3.83%	1.92%
2004	1.30%	169	44.616924	7,540	5.45%	1.92%
Nationwide VIT - Money Market Fund - Class I (SAM)
Tax qualified
2008	1.30%	2,110	26.130055	55,134	2.13%	0.73%
2007	1.30%	6,650	25.941461	172,511	4.73%	3.42%
2006	1.30%	7,332	25.082875	183,908	4.13%	3.18%
2005	1.30%	9,173	24.310982	223,005	2.71%	1.34%
2004	1.30%	9,386	23.990230	225,172	0.74%	-0.50%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-5 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Non-tax qualified
2008	1.30%	25	$28.390775	$710	2.13%	0.73%
2007	1.30%	25	28.185866	705	4.73%	3.42%
2006	1.30%	26	27.252995	709	4.13%	3.18%
2005	1.30%	26	26.414319	687	2.71%	1.34%
2004	1.30%	26	26.065818	678	0.74%	-0.50%

Nationwide VIT - Nationwide Fund - Class I (TRF)
Tax qualified
2008	1.30%	3,079	66.916953	206,037	1.39%	-42.32%
2007	1.30%	3,491	116.006751	404,980	1.06%	6.77%
2006	1.30%	5,000	108.653662	543,268	1.08%	12.15%
2005	1.30%	5,280	96.878249	511,517	0.89%	6.05%
2004	1.30%	6,913	91.352418	631,519	1.22%	8.32%
Non-tax qualified
2008	1.30%	375	64.992222	24,372	1.39%	-42.32%
2007	1.30%	376	112.670062	42,364	1.06%	6.77%
2006	1.30%	437	105.528470	46,116	1.08%	12.15%
2005	1.30%	465	94.091731	43,753	0.89%	6.05%
2004	1.30%	515	88.724843	45,693	1.22%	8.32%

Neuberger Berman AMT - Balanced Portfolio - Class I (AMBP)
2008	1.30%	10,367	17.621624	182,683	3.45%	-39.94%
2007	1.30%	12,489	29.340225	366,430	1.26%	14.09%
2006	1.30%	16,627	25.716074	427,581	0.80%	9.23%
2005	1.30%	17,889	23.542486	421,151	0.93%	7.77%
2004	1.30%	19,288	21.845873	421,364	1.16%	7.89%

2008	Reserves for annuity contracts in payout phase:			18,894
2008	Contract owners’ equity			$1,705,442
2007	Reserves for annuity contracts in payout phase:			14,689
2007	Contract owners’ equity			$3,363,337
2006	Reserves for annuity contracts in payout phase:			16,534
2006	Contract owners’ equity			$3,884,433
2005	Reserves for annuity contracts in payout phase:			17,867
2005	Contract owners’ equity			$3,772,519
2004	Reserves for annuity contracts in payout phase:			19,721
2004	Contract owners’ equity			$4,282,241
*	This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges or contract maintenance charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period indicated and includes a deduction only for expenses assessed through a reduction in the unit values. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-5:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-5 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2008, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2008, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

/s/    KPMG LLP

Columbus, Ohio

March 13, 2009